Accrued Expenses and Other Payables - Summary of Accrued Expenses and Other Payables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Accrued expenses	¥ 36,885	¥ 34,628
Advanced payment received in respect of contribution from non-controlling interests	978
Value-added tax payable	600	564
Customer deposits and receipts in advance	5,807	5,962
Accrued expenses and other payables	56,775	48,516
Other telecommunications operators in the PRC [member]
Disclosure of financial liabilities [line items]
Amounts due to companies	34	32
China Telecom Group [member]
Disclosure of financial liabilities [line items]
Amounts due to companies	11,279	6,069
China Tower [member]
Disclosure of financial liabilities [line items]
Amounts due to companies	¥ 1,192	¥ 1,261